CHAPMAN AND CUTLER LLP                                 111 WEST MONROE STREET
                                                      CHICAGO, ILLINOIS 60603



                               May 2, 2011



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


        Re:          First Defined Portfolio Fund, LLC
                  (Registration Nos. 333-72447, 811-09235)
                -------------------------------------------


Ladies and Gentlemen:

      On behalf of First Defined Portfolio Fund, LLC (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio, each a series of the Registrant. Post-Effective Amendment No. 19, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 29, 2011.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                            Morrison C. Warren